ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 2,635		$ 4,760		$ 4,071
Other comprehensive income (loss)		(10)		(191)		(31)
Ownership changes		296		(2)		105
Ending balance		2,098		2,635		4,760
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(422)	[1]	(365)	[1]	(335)	[2]
Other comprehensive income (loss)		6	[1]	(57)	[1]	(6)	[2]
Ownership changes	[2]					(24)
Ending balance	[1]	(416)		(422)		(365)
Accumulated other comprehensive income (loss) | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(422)		(365)		(335)
Other comprehensive income (loss)		6		(57)		(6)
Ownership changes						(24)
Ending balance		(416)		(422)		(365)
Foreign currency translation | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(547)		(427)		(458)
Other comprehensive income (loss)		83		(120)		31
Ownership changes						0
Ending balance		(464)		(547)		(427)
Other | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		125		62		123
Other comprehensive income (loss)		(77)		63		(37)
Ownership changes						(24)
Ending balance		$ 48		$ 125		$ 62

[1]	See Note 19 for additional information.
[2]	See Note 19 for additional information.